Inventories (Details) - USD ($) $ in Millions	12 Months Ended	18 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Inventories [Abstract]
Work in progress	$ 0.0	$ 0.0
Finished goods	0.1	0.2
Inventories	0.1	0.2
Inventory utilized included in cost of sales	$ 0.1	$ 0.3